Note 2 - Summary of Significant Accounting Policies - Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment	$ 184	$ 209
CHINA
Property and Equipment	45	52
UNITED STATES
Property and Equipment	$ 139	$ 157